Investments and Sundry Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments and Sundry Assets
Deferred transition and setup costs and other deferred arrangements	$ 1,652	$ 1,630
Derivatives-noncurrent	401	585
Alliance investments - equity method	110	120
Alliance investments - non-equity method	200	226
Prepaid software	352	306
Long-term deposits	316	318
Other receivables	174	204
Employee benefit-related	392	439
Prepaid income taxes	305	459
Other assets	738	735
Total	$ 4,639	$ 5,021